Business segment information (Tables)	9 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
	(in thousands)		(in thousands)
Ireland *	$320,459	$270,709	$929,419	$765,939
Rest of Europe	98,080	91,292	282,717	283,024
U.S.	223,900	227,279	664,752	674,150
Rest of World	68,002	65,737	203,542	193,639

Total	$710,441	$655,017	$2,080,430	$1,916,752
* All sales shown for Ireland are export sales.

Distribution of Income from Operations by Geographical Area	The distribution of income from operations including restructuring by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
	(in thousands)		(in thousands)
Ireland	$82,529	$71,435	$231,202	$190,832
Rest of Europe	10,234	7,038	21,747	23,864
U.S.	11,975	14,413	45,382	40,918
Rest of World	5,306	5,054	19,749	15,958

Total	$110,044	$97,940	$318,080	$271,572

c) The distribution of income from operations excluding restructuring by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
	(in thousands)		(in thousands)
Ireland	$82,529	$71,435	$231,202	$203,322
Rest of Europe	10,234	7,038	21,747	23,864
U.S.	11,975	14,413	45,382	40,918
Rest of World	5,306	5,054	19,749	15,958

Total	$110,044	$97,940	$318,080	$284,062

Distribution of Property, Plant and Equipment, Net, by Geographical Area	The distribution of property, plant and equipment, net, by geographical area was as follows:

	September 30, 2019	December 31, 2018
	(in thousands)
Ireland	$99,317	$106,206
Rest of Europe	10,379	9,807
U.S.	24,103	25,535
Rest of World	22,506	17,121

Total	$156,305	$158,669

Distribution of Depreciation and Amortization by Geographical Area	The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
	(in thousands)		(in thousands)
Ireland	$6,777	$8,053	$21,345	$23,917
Rest of Europe	1,304	1,491	3,968	4,654
U.S.	5,883	6,396	17,146	18,997
Rest of World	1,193	1,122	3,383	3,438

Total	$15,157	$17,062	$45,842	$51,006

Distribution of Total Assets by Geographical Area	The distribution of total assets by geographical area was as follows:

	September 30, 2019	December 31, 2018
	(in thousands)
Ireland	$1,166,505	$1,073,411
Rest of Europe	652,782	514,010
U.S.	762,376	646,512
Rest of World	163,523	120,322

Total	$2,745,186	$2,354,255